Business acquisitions, development projects and disposition transactions (Tables)	12 Months Ended
Dec. 31, 2022
New York Water Company, Inc
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed	The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed when control was obtained.

Working capital	$4,820
Property, plant and equipment (i)	499,252
Goodwill (ii)	116,254
Regulatory assets (iii)	65,621
Other assets	4,507
Pension and other post-employment benefits	(13,402)
Regulatory liabilities (iii)	(59,727)
Other liabilities	(8,028)
Total net assets acquired	$609,297
Cash and cash equivalents acquired	49
Total net assets acquired, net of cash and cash equivalents	$609,248

Mid-West Wind Facilities
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition dates.

Mid-West Wind
Working capital	$(28,630)
Property, plant and equipment	1,141,884
Long-term debt	(789,804)
Asset retirement obligation	(27,053)
Deferred tax liability	(4,566)
Other liabilities	(104,129)
Non-controlling interest (tax equity investors)	(29,141)
Total net assets acquired	158,561
Cash and cash equivalents	15,860
Net assets acquired, net of cash and cash equivalents	$142,701

Altavista Solar Facility
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the purchase price to the assets acquired and liabilities assumed at the acquisition date of the solar facility.

Altavista Solar
Working capital	$870
Property, plant and equipment	138,343
Long-term debt	(122,024)
Deferred tax liability	(421)
Asset retirement obligation	(3,332)
Total net assets acquired	13,436
Cash and cash equivalents	33
Net assets acquired, net of cash and cash equivalents	$13,403

Maverick Creek and Sugar Creek Wind Facilities
Business Acquisition [Line Items]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the purchase price to the assets acquired and liabilities assumed at the acquisition date of the two wind facilities. The existing loans between the Company and the partnerships of $87,035 were treated as additional consideration incurred to acquire the partnerships.

Maverick Creek and Sugar Creek
Working capital	$(15,557)
Property, plant and equipment	1,062,613
Long-term debt	(855,409)
Asset retirement obligation	(23,402)
Deferred tax liability	(337)
Derivative instruments	7,575
Total net assets acquired	175,483
Cash and cash equivalents	4,241
Net assets acquired, net of cash and cash equivalents	$171,242